FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 27, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets, Carrying amount
Cash and cash equivalents, Carrying amount	$ 2,271		$ 1,043	$ 5,119	$ 67,531
Restricted cash, Carrying amount	31		1,342
Trade receivables, net, Carrying amount	3,573		3,586
Other receivablee, Carrying amount	3,224		4,980
Liabilities, Carrying amount
Accounts payable, trade, Carrying amount	21,451		13,618
Current portion of long-term debt, Carrying amount	60,306		78,739
Convertible notes, net, Carrying amount	101,651		62,552
Promissory notes payable, Carrying amount	0		11,000
Share settled debt, Carrying amount	72,595		0
Derivative financial instruments, Carrying amount	20,491		767
Assets Fair Value
Cash and cash equivalents, Fair Value	2,271		1,043
Restricted cash, Fair Value	31		1,342
Trade receivables, net, Fair Value	3,573		3,586
Other receivables, Fair Value	3,224		4,980
Liabilities, Fair Value
Accounts payable, trade, Fair Value	21,451		13,618
Current portion of long-term debt, Fair Value	22,150		17,400
Convertible Debt, net, Fair Value	101,651	250	62,552
Promissory notes payable, Fair Value	0		11,000
Share settled debt, Fair Value	72,595		0
Derivative financial instruments, Fair Value	$ 20,491		$ 767